Innovator S&P Investment Grade Preferred ETF
Schedule of Investments
January 31, 2021 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 99.53% (a)
Banks - 30.48%
Bank of America Corp., Series 02, 3.000% to 2/26/2021 then 3-Month Libor + 0.650%	18,745	$418,951
Bank of America Corp., Series 4, 4.000% to 2/28/2021 then 3-Month Libor + 0.750%	16,560	414,828
Bank of America Corp., Series 5, 4.000% to 2/21/2021 then 3-Month Libor + 0.500% (b)	16,839	417,607
Bank of America Corp., Series E, 4.000% to 2/16/2021 then 3-Month Libor + 0.350% (b)	16,642	423,372
Bank of America Corp., Series EE, 6.000%	16,611	423,082
Bank of America Corp., Series GG, 6.000%	15,146	412,577
Bank of America Corp., Series HH, 5.875%	15,271	417,662
Bank of America Corp., Series KK, 5.375%	15,406	418,273
Bank of America Corp., Series LL, 5.000%	15,422	413,772
Bank of America Corp., Series NN, 4.375%	15,847	401,721
Cullen/Frost Bankers, Inc., Series B, 4.450%	179,115	4,542,356
First Citizens BancShares, Inc./NC, Series A, 5.375%	171,229	4,564,966
First Republic Bank/CA, Series J, 4.700%	87,391	2,250,318
First Republic Bank/CA, Series K, 4.125% (b)	87,556	2,195,904
Fulton Financial Corp., Series A, 5.125%	177,670	4,660,284
JPMorgan Chase & Co., Series AA, 6.100%	35,957	913,308
JPMorgan Chase & Co., Series BB, 6.150% (b)	35,726	907,440
JPMorgan Chase & Co., Series DD, 5.750%	32,954	891,406
JPMorgan Chase & Co., Series EE, 6.000%	32,514	889,908
JPMorgan Chase & Co., Series GG, 4.750%	33,416	875,499
Northern Trust Corp., Series E, 4.700%	166,668	4,466,702
State Street Corp., Series D, 5.900% to 03/15/2024 then 3-Month Libor + 3.108% (b)	81,712	2,316,535
State Street Corp., Series G, 5.350% to 03/15/2026 then 3-Month Libor + 3.709%	79,935	2,282,144
The PNC Financial Services Group, Inc., Series P, 6.125% to 05/01/2022 then 3-Month Libor + 4.067%	172,897	4,564,482
Truist Financial Corp., Series F, 5.200%	30,080	761,626
Truist Financial Corp., Series G, 5.200%	30,376	769,120
Truist Financial Corp., Series H, 5.625%	29,684	762,582
Truist Financial Corp., Series I, 4.000% to 3/15/2021 then 3-Month Libor + 0.530%	29,918	769,192
Truist Financial Corp., Series O, 5.250% (b)	27,733	761,271
Truist Financial Corp., Series R, 4.750%	27,883	730,256
US Bancorp., Series B, 3.500% to 4/15/2021 then 3-Month Libor + 0.600% (b)	46,725	1,124,204
US Bancorp., Series F, 6.500% to 01/15/2022 then 3-Month Libor + 4.468%	43,416	1,136,631
US Bancorp., Series K, 5.500%	40,627	1,107,492
US Bancorp., Series L, 3.750%	45,879	1,124,036
Wells Fargo & Co., Series O, 5.125%	178,358	4,499,972
		54,029,479
Capital Markets - 10.25%
Apollo Global Management, Inc., Series A, 6.375%	85,674	2,274,645
Apollo Global Management, Inc., Series B, 6.375%	84,862	2,285,334
Highland Income Fund, Series A, 5.375%	176,454	4,525,409
KKR & Co., Inc., Series A, 6.750%	86,640	2,234,446
KKR & Co., Inc., Series C, 6.000%, 09/15/2023 (b)	38,404	2,233,961
Oaktree Capital Group LLC, Series A, 6.625%	84,028	2,316,652
Oaktree Capital Group LLC, Series B, 6.550%	83,395	2,294,196
		18,164,643
Diversified Financial Services - 5.21%
Ares Management Corp., Series A, 7.000%	178,082	4,601,638
The Charles Schwab Corp., Series C, 6.000%	91,036	2,327,791
The Charles Schwab Corp., Series D, 5.950%	88,900	2,297,176
		9,226,605
Electric - 12.66%
Alabama Power Co., Series A, 5.000% (b)	165,654	4,547,202
Brookfield Infrastructure Partners LP, Series 13, 5.125%	173,673	4,421,715
Brookfield Renewable Partners LP, Series 17, 5.250%	169,725	4,511,291
Duke Energy Corp., 5.125%, 01/15/2073	86,189	2,227,124
Duke Energy Corp., Series A, 5.750%	81,200	2,263,044
PPL Capital Funding, Inc., Series B, 5.900%, 04/30/2073	174,456	4,476,541
		22,446,917
Insurance - 28.21%
Aegon NV, Series 1, 4.000% to 3/15/2021 then 3-Month Libor + 0.875%	182,005	4,606,547
American International Group, Inc., Series A, 5.850%	164,303	4,575,839
Arch Capital Group Ltd., Series E, 5.250%	89,175	2,291,798
Arch Capital Group Ltd., Series F, 5.450%	87,360	2,322,029
Athene Holding Ltd., Series A, 6.350% to 06/30/2029 then 3-Month USD Libor + 4.253%	52,886	1,513,597
Athene Holding Ltd., Series B, 5.625%	57,264	1,516,923
Athene Holding Ltd., Series C, 6.375% to 09/30/2025 then H15T5Y + 5.970%	55,234	1,520,040
Axis Capital Holdings Ltd., Series E, 5.500%	178,772	4,589,077
MetLife, Inc., Series A, 4.000% to 3/15/2021 then 3-Month Libor + 1.000%	60,169	1,539,123
MetLife, Inc., Series E, 5.625% (b)	54,592	1,506,193
MetLife, Inc., Series F, 4.750%	56,743	1,475,318
PartnerRe Ltd., Series H, 7.250%	90,291	2,324,993
PartnerRe Ltd., Series I, 5.875%	90,499	2,314,964
Prudential PLC, 6.500% (b)	80,134	2,126,756
Prudential PLC, 6.750% (b)	80,862	2,191,360
RenaissanceRe Holdings Ltd., Series E, 5.375%	91,502	2,332,386
RenaissanceRe Holdings Ltd., Series F, 5.750% (b)	81,459	2,252,341
The Allstate Corp., 5.100% to 01/15/2023 then 3-Month Libor + 3.165%, 01/15/2053 (b)	55,975	1,509,646
The Allstate Corp., Series H. 5.100%	55,215	1,477,001
The Allstate Corp., Series I, 4.750%	55,955	1,493,999
The Hartford Financial Services Group, Inc., 7.875% to 04/15/2022 then 3-Month Libor + 5.596%, 04/15/2042	83,847	2,301,600
The Hartford Financial Services Group, Inc., Series G, 6.000%	79,857	2,226,413
		50,007,943
Real Estate Investment Trusts - 12.72%
Federal Realty Investment Trust, Series C, 5.000% (b)	178,976	4,599,683
Kimco Realty Corp., Series L, 5.125%	88,123	2,284,148
Kimco Realty Corp., Series M, 5.250%	86,995	2,266,220
National Retail Properties, Inc., Series F, 5.200% (b)	179,533	4,630,156
PS Business Parks, Inc., Series W, 5.200%	44,113	1,138,115
PS Business Parks, Inc., Series X, 5.250%	44,313	1,157,012
PS Business Parks, Inc., Series Y, 5.200%	44,345	1,164,500
PS Business Parks, Inc., Series Z, 4.875%	42,258	1,116,456
Public Storage, Series C, 5.125%	12,697	322,377
Public Storage, Series D, 4.950%	12,693	323,545
Public Storage, Series E, 4.900%	12,642	323,130
Public Storage, Series F, 5.150%	12,380	325,594
Public Storage, Series G, 5.050% (b)	12,090	320,627
Public Storage, Series H, 5.600%	11,486	324,020
Public Storage, Series I, 4.875%	11,950	319,065
Public Storage, Series J, 4.700%	12,007	317,345
Public Storage, Series K, 4.750% (b)	11,667	318,392
Public Storage, Series L, 4.625%	12,178	319,307
Public Storage, Series M, 4.125% (b)	12,183	319,804
Public Storage, Series N, 3.875%	12,808	323,914
Public Storage, Series O, 3.900%	12,912	329,902
		22,543,312
TOTAL PREFERRED STOCKS (Cost $175,238,431)		176,418,899

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.36%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 0.15% (c)	9,494,916	9,494,916
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,494,916)		9,494,916

SHORT TERM INVESTMENTS - 0.74%
Money Market Deposit Account - 0.74%	Principal Amount
U.S. Bank Money Market Deposit Account, 0.01% (d)	$1,319,214	1,319,214
TOTAL SHORT TERM INVESTMENTS (Cost $1,319,214)		1,319,214

Total Investments (Cost $186,052,561) - 105.63%		187,233,029
Liabilities in Excess of Other Assets - (5.63)%		(9,983,980)
TOTAL NET ASSETS - 100.00%		$177,249,049

Asset Type	% of Net Assets
Preferred Stocks	99.53%
Investments Purchased with Proceeds From Securities Lending	5.36
Short Term Investments	0.74
Total Investments	105.63
Liabilities in Excess of Other Assets	(5.63)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

USD - United States Dollar
Libor - London Interbank Offered Rate

(a) Securities with no stated maturity date are perpetual in nature.
(b) All or a portion of this security is on loan as of January 31, 2021. The total value of securities on loan is $9,288,936, or 5.24% of net assets. See Note 2.
(c) Represents annualized seven-day yield as of the end of the reporting period.
(d) The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of January 31, 2021.

1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Innovator ETFs Trust II  (the "Trust") in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Fund in  accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

• Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2021:

	Level 1	Level 2	Level 3	Total
Assets
Preferred Stocks	$176,418,899	$-	$-	$176,418,899
Investments Purchased with Proceeds From Securities Lending	-	9,494,916	-	9,494,916
Short Term Investments	1,319,214	-	-	1,319,214
Total Assets	$177,738,113	$9,494,916	$-	$187,233,029

See the Schedule of Investments for the investments detailed by industry classification.

There were no Level 3 investments held by the Fund during the reporting period.

2) SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the fund’s custodian (the “Agent”). Under the terms of the SLA, the Fund may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Fund's Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of January 31, 2021, the values of the securities on loan and cash collateral received were as follows:

	Value of Securities on Loan	Cash Collateral Received
	$9,288,936	$9,494,916